                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      November 13, 2006
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $802,687,234.66.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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FILTERED COMBINED HOLDINGS REPORT - GENESIS FUND MANAGERS, LLP

AS AT 30 SEPTEMBER 2006

COLUMN 1                   COLUMN 2   COLUMN 3      COLUMN 4            COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
NAME OF                    TITLE OF                   VALUE        SHRS OR    SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
ISSUER                       CLASS      CUSIP       [x$1000]       PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
America Movil                       US02364W1053   2,012,043.22     51,106.00 Sole                        1 Sole    51,106.00
                                                                                                            None            0
Anglogold Ashanti Spon    ADR       US0351282068  32,909,544.18    872,007.00 Sole                        1 Sole   763,570.00
                                                                                                            None   108,437.00
Banco Bradesco Spons      ADR       US0594603039   1,250,625.00     37,500.00 Sole                        1 Sole    37,500.00
                                                                                                            None            0
Banco Itau Holding
   Financeira             ADR       US0596022014   2,289,000.00     76,300.00 Sole                        1 Sole    76,300.00
                                                                                                            None            0
Banco Macro Bansud        ADR       US05961W1053   2,358,280.00    110,200.00 Sole                        1 Sole    80,400.00
                                                                                                            None    29,800.00
Bancolombia               ADR       US05968L1026  17,606,160.00    615,600.00 Sole                        1 Sole   520,700.00
                                                                                                            None    94,900.00
Brasil Telecom
   Participacoes          ADR       US1055301097  36,533,240.64  1,215,344.00 Sole                        1 Sole 1,132,544.00
                                                                                                            None    82,800.00
Check Point Software                IL0010824113  88,201,497.60  4,622,720.00 Sole                        1 Sole 4,317,020.00
                                                                                                            None   305,700.00
Cia de Bebidas das
   Americas               ADR       US20441W2035   1,148,114.00     25,300.00 Sole                        1 Sole    25,300.00
                                                                                                            None            0
Cia de Bebidas das
   Americas CM            ADR       US20441W1045   1,331,984.00     33,200.00 Sole                        1 Sole    33,200.00
                                                                                                            None            0
Coca-Cola Femsa           ADR       US1912411089     284,557.00      9,100.00 Sole                        1 Sole     9,100.00
                                                                                                            None            0
Comp. Anon. Nac.
   Telefones              ADS       US2044211017      98,192.00      5,168.00 Sole                        1 Sole     5,168.00
                                                                                                            None            0
Companhia Brasileira De
   Dist.                  ADR       US20440T2015  38,320,533.00  1,473,300.00 Sole                        1 Sole 1,267,400.00
                                                                                                            None   205,900.00
Credicorp (US)                      BMG2519Y1084  48,402,940.00  1,153,000.00 Sole                        1 Sole   973,700.00
                                                                                                            None   179,300.00
Embotelladora Andina      ADR Rep A US29081P2048   2,563,600.00    197,200.00 Sole                        1 Sole    89,600.00
                                                                                                            None   107,600.00
Embotelladora Andina      ADS Rep B US29081P3038   9,462,890.70    671,127.00 Sole                        1 Sole   585,627.00
                                                                                                            None    85,500.00
Femsa ADS                           US3444191064  57,880,159.68    597,072.00 Sole                        1 Sole   510,852.00
                                                                                                            None    86,220.00
Grupo Televisa SA         ADR       US40049J2069   1,309,616.00     61,600.00 Sole                        1 Sole    61,600.00
                                                                                                            None            0
Korea Electric Power Spon ADR       US5006311063   9,135,715.00    467,300.00 Sole                        1 Sole   459,700.00
                                                                                                            None     7,600.00

Mobile Telesystems        ADR       US6074091090 173,542,272.24  4,594,712.00 Sole                        1 Sole 3,956,012.00
                                                                                                            None   638,700.00
Petrobras                 ADR       US71654V4086   1,676,600.00     20,000.00 Sole                        1 Sole    20,000.00
                                                                                                            None            0
Retalix                             IL0010806706   3,552,640.00    195,200.00 Sole                        1 Sole   195,200.00
                                                                                                            None            0
SK Telecom Co             ADR       US78440P1084   8,445,362.00    357,400.00 Sole                        1 Sole   327,800.00
                                                                                                            None    29,600.00
Syneron Medical                     IL0010909351   5,222,910.00    226,100.00 Sole                        1 Sole   208,400.00
                                                                                                            None    17,700.00
Taiwan Semiconductor Co   ADR       US8740391003  38,338,934.40  3,993,639.00 Sole                        1 Sole 2,862,148.00
                                                                                                            None 1,131,491.00
Tele Norte Leste          ADR       US8792461068  70,613,355.00  5,150,500.00 Sole                        1 Sole 4,437,400.00
                                                                                                            None   713,100.00
Ultrapar                  ADR       US90400P1012     709,600.00     40,000.00 Sole                        1 Sole    40,000.00
                                                                                                            None            0
Unibanco                  ADR       US90458E1073  36,496,800.00    493,200.00 Sole                        1 Sole   426,600.00
                                                                                                            None    66,600.00
Vale Rio Doce             Spons ADR US2044121000 108,455,643.00  5,859,300.00 Sole                        1 Sole 4,991,100.00
                                                                                                            None   868,200.00
Wimm-Bill-Dann Foods ADR            US97263M1099   2,395,176.00     53,800.00
Wimm-Bill-Dann Foods      ADR       US97263M1099   2,395,176.00     53,800.00 Sole                        1 Sole    53,800.00
                                                                                                            None            0
                                                 -------------- -------------
                                                 802,687,234.66 33,282,995.00
                                                 ============== =============